UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® HIGH YIELD

MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 151.9%
Alabama - 1.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$65,000	$72,756
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	595,000	665,799
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	60,000	65,681
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	10,000	6,345
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	105,000	63,464
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	150,000	73,709
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	210,000	71,673
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	400,000	127,908
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	20,000	20,481
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	50,000	53,008
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	65,000	70,645
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	70,000	77,581
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	75,000	84,486
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	115,000	129,853
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	825,000	839,462
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	175,000	194,007

		$2,616,858
Arizona - 2.0%
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	$135,000	$142,476
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	65,000	64,841
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	125,000	120,946
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	350,000	370,052
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	220,000	227,795
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	115,000	130,221
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	180,000	206,093
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	345,000	340,056
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	260,000	259,267
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	700,000	718,466
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	90,000	98,265
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	70,000	76,291

		$2,754,769
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$33,268
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	55,843
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	40,000	44,357
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 7/01/46	485,000	114,673
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	505,000	572,064
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	125,000	141,258

		$961,463
California - 14.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	$2,195,000	$1,424,357
0%, 8/01/31	275,000	162,192
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	280,000	158,010
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	560,000	303,604
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,010,000	1,158,692
California Educational Facilities Authority Rev., 5%, 2/01/26	235,000	244,407
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	145,000	160,953
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,270,000	1,438,529
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	185,000	214,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	$660,000	$790,964
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,340,000	1,387,838
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	90,000	92,904
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	221,385
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	335,000	461,637
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	110,783
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	146,877
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	655,000	677,578
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	470,000	507,703
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	275,000	285,643
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,025,000	1,189,851
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	115,000	117,274
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	50,491	1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	40,000	40,834
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	55,000	55,984
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	215,000	244,378
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	113,560
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	625,000	676,638
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	735,000	758,057
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	110,000	117,985
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	105,000	114,538
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	275,000	303,831
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,673
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	245,000	290,315
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	300,000	256,248
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	110,000	111,321
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	170,000	187,583
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	53,708
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	65,000	71,725
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	39,250
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	35,000	35,589
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	85,000	86,074
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	355,000	402,226
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	165,000	187,226
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	890,000	985,809
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	365,000	423,988
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	355,000	358,664
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,692
State of California, 5.25%, 10/01/28	335,000	396,942
State of California, 5.25%, 9/01/30	790,000	930,699
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	105,000	105,794
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	335,000	375,565
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 9/01/24	1,325,000	862,111

		$19,996,129
Colorado - 5.2%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$40,000	$44,458
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	35,000	38,842
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	65,000	73,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 4%, 12/01/39	$160,000	$158,997
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	82,664
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	375,000	449,509
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	475,000	484,985
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35	1,100,000	1,133,605
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	100,000	114,123
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	675,000	698,180
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	630,000	724,298
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	300,000	344,262
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	475,000	508,093
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	70,000	76,206
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	100,000	110,792
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,397,625
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	25,000	34,184
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	689,000	694,622

		$7,168,846
Delaware - 0.7%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$85,000	$88,146
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	95,000	100,146
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	110,000	115,084
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	695,000	695,306

		$998,682
District of Columbia - 1.8%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$655,000	$669,672
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	110,000	128,618
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	45,000	53,078
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	130,000	136,525
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	670,000	693,497
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	775,000	794,646

		$2,476,036
Florida - 9.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$65,000	$71,579
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	170,000	188,669
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	115,000	128,595
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	85,000	87,787
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	40,000	41,335
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	62,459
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	540,000	602,986
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40 (Put Date 7/01/30)	470,000	470,686
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	215,000	218,846
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	35,000	35,052
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	65,000	65,021
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	600,000	239,988
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	335,000	373,163
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	485,000	559,690
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 8/01/26	980,000	981,058
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	65,000	74,514
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	305,000	356,362
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	115,000	117,507
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	240,000	244,565
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	445,000	506,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	$1,000,000	$1,165,490
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	315,000	334,854
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	365,000	267,176
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	170,000	190,247
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	167,082
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	205,000	227,991
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	845,000	931,748
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	97,621
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	155,000	149,415
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	280,000	283,718
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	195,000	204,855
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	445,000	541,614
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	175,000	189,123
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	115,000	131,494
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	105,000	122,412
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/39	45,000	49,389
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	190,000	207,581
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	280,000	298,421
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	85,000	95,101
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	125,000	140,283
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	610,000	691,215
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	22,548
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	22,200
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	44,360
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	125,000	137,613
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	310,000	305,325
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	170,000	168,757
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	140,000	142,407
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (d)	960,000	361,718

		$13,118,466
Georgia - 2.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$95,000	$105,001
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	95,000	104,612
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 1/01/20	500,000	507,665
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	370,000	450,149
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	170,000	189,717
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	200,000	251,792
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	150,000	152,472
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,456
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	660,000	768,352
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	335,000	401,575
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	265,000	281,708
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	335,000	370,309

		$3,600,808
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$295,000	$331,612
Guam Government, “A”, 7%, 11/15/39	90,000	106,196
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	25,000	26,475
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	45,000	49,065

		$513,348
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$140,000	$175,624
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	390,000	452,521

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Hawaii - continued
State of Hawaii, “DZ”, 5%, 12/01/31	$200,000	$232,796

		$860,941
Idaho - 2.8%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$2,750,000	$3,577,365
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	210,000	211,890
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	110,000	110,899

		$3,900,154
Illinois - 9.4%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$155,000	$154,927
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	500,000	485,340
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	80,000	91,893
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	40,000	45,886
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	155,000	177,585
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	165,000	190,065
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	330,000	380,351
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	69,074
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	252,013
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	850,000	917,303
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	200,000	204,216
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	215,000	220,710
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	30,000	32,385
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	185,000	195,560
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	485,000	604,063
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	200,000	240,392
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	670,000	758,172
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	485,000	565,990
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,000,000	1,007,790
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	240,000	278,326
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	615,000	715,866
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,365,000	1,601,636
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	197,000	201,153
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	1,402,000	1,425,820
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	1,880,000	2,187,060

		$13,003,576
Indiana - 5.2%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$230,000	$258,647
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	275,000	312,521
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	205,000	228,194
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	305,000	336,436
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	180,000	194,112
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	460,000	494,367
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	125,000	133,788
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	85,000	90,851
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	155,000	165,946
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	660,000	711,731
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,745,000	1,815,777
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	945,000	1,006,406
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	300,000	353,547
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	260,000	318,061
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	605,000	744,628

		$7,165,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$205,000	$217,905
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	215,000	227,221
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	145,000	157,239
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	145,000	157,280
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	20,000	21,570
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	275,000	296,577

		$1,077,792
Kansas - 0.6%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$320,000	$344,154
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	170,000	186,116
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	35,000	35,023
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	200,000	224,780

		$790,073
Kentucky - 3.2%
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 9/01/16	$5,000	$5,024
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	130,000	133,939
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	80,000	82,943
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	300,000	333,297
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	100,000	112,225
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	570,000	658,572
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,315,000	1,515,761
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,265,000	1,318,408
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	205,000	235,174

		$4,395,343
Louisiana - 2.3%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2/01/27	$1,000,000	$1,004,150
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	300,000	352,524
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	185,000	216,622
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	605,000	658,107
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	264,079
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	105,000	115,082
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	605,000	658,524

		$3,269,088
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$360,000	$370,289

Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$140,000	$149,738
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	735,000	909,629

		$1,059,367
Massachusetts - 5.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$300,000	$347,808
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	80,000	70,562
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	695,000	726,087
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	130,267	126,445
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	31,732	30,570
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	8,656	7,447
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	43,059	266

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	$100,000	$106,625
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	107,198
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	580,000	667,093
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	445,000	543,002
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	410,000	422,575
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	705,000	730,570
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	85,000	101,364
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	270,000	285,050
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	25,000	28,585
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	250,000	250,960
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	150,000	156,867
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	725,000	851,926
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	455,000	516,612
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	44,267
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	840,000	907,040
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	390,000	452,462

		$7,481,381
Michigan - 3.2%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$955,000	$1,132,057
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	580,000	623,802
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	15,000	15,553
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,474
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	135,000	147,023
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	65,000	70,931
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,000,000	1,129,360
Michigan Finance Authority, Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	100,000	113,242
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	400,000	447,340
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	485,000	607,162
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	35,000	38,728
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	40,000	45,562
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	30,000	32,989
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	90,000	98,657

		$4,517,880
Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$69,367	$69,475

Mississippi - 2.3%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,500,000	$1,501,530
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	120,000	135,857
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37	600,000	423,624
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	440,000	497,125
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	220,000	246,787
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	80,000	90,459
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	280,000	280,218

		$3,175,600
National - 1.1%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$1,000,000	$1,146,490
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	455,481	455,308

		$1,601,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - 0.2%
Nebraska Public Power District Rev., “A-2”, 5%, 1/01/40	$210,000	$234,291

New Hampshire - 0.9%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$585,000	$664,624
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	101,001
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 6/01/21	530,000	542,036

		$1,307,661
New Jersey - 10.2%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	$160,000	$178,299
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	65,000	72,209
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	995,000	1,003,467
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	950,000	1,161,318
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	30,000	31,127
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	65,000	68,013
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	500,000	515,610
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	500,000	510,570
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	255,000	283,096
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	46,667
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,819
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	125,000	139,858
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	515,000	541,878
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	365,000	397,989
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	515,000	562,535
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	105,000	118,635
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	535,000	607,525
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,925,000	1,929,428
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,405,000	2,636,968
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	3,355,000	2,606,432
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0.01%, 6/01/41	2,830,000	689,048
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,209

		$14,153,700
New Mexico - 0.5%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$500,000	$559,470
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	110,000	110,631

		$670,101
New York - 9.6%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$135,000	$158,694
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	200,000	224,436
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	100,000	101,194
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	280,000	298,824
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	360,000	383,350
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	370,000	430,295
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	190,000	222,209
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	115,000	132,883
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	690,000	799,248
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	685,000	770,529
New York Environmental Facilities, “C”, 5%, 5/15/41	945,000	1,064,552
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	540,000	567,540
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	395,000	441,385
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	220,000	265,036
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	545,000	625,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	$385,000	$418,387
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 8/01/28	500,000	516,590
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	440,000	496,104
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,980,000	2,258,804
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	790,000	851,652
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	725,000	754,058
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	30,000	32,591
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	25,000	27,063
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	255,000	261,921
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	255,000	300,948
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	290,000	341,405
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “B”, 7%, 9/15/44	330,000	338,989
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	250,000	244,555

		$13,328,526
North Carolina - 1.5%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$890,342	$907,356
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	895,000	1,002,543
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	110,000	125,981

		$2,035,880
Ohio - 4.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$175,000	$189,994
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	230,000	191,993
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	480,000	396,523
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,800,000	1,605,816
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	590,000	676,730
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	130,000	151,108
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	120,000	130,787
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	195,000	208,777
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	770,000	876,968
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 8/15/29	435,000	489,362
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	195,000	203,855
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	100,000	103,315
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	195,000	201,261
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	300,000	318,561

		$5,745,050
Oklahoma - 1.3%
Grand River Dam Authority Rev., OK, “A”, 5%, 6/01/39	$250,000	$287,973
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	155,000	161,414
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	90,000	93,636
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	235,000	242,304
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	305,000	316,166
Tulsa OK, Airport Improvement Trust Rev. (Subject to AMT), “A”, 5%, 6/01/45	55,000	59,263
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	175,000	189,840
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	385,000	420,447

		$1,771,043
Oregon - 0.7%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$650,000	$665,243
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	90,000	97,027
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	110,000	121,416
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	65,000	70,273
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	85,000	92,462

		$1,046,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - 9.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$440,000	$501,301
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	100,000	109,112
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	420,000	454,398
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	90,000	91,948
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	120,000	121,716
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 8/15/20	1,000,000	1,002,400
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	35,000	37,535
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	135,000	145,053
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	290,000	301,374
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	695,000	773,278
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/16	510,000	530,176
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/26	500,000	519,780
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	40,000	42,609
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	20,000	21,193
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	355,000	396,833
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	50,000	58,362
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	15,000	16,912
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	210,000	210,164
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,135,000	1,284,400
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	955,000	349,922
Luzerne County, PA, AGM, 6.75%, 11/01/23	435,000	527,938
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	75,000	78,109
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	350,000	378,109
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	355,000	360,055
Pennsylvania Economic Development Financing Authority, (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	680,000	754,589
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	335,000	370,359
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	80,000	86,983
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	50,000	54,962
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	230,000	235,653
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	320,000	328,826
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	111,076
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	110,000	125,194
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	140,000	155,701
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	135,000	156,245
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	915,000	936,905
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 1/01/32 (Prerefunded 1/01/16)	600,000	627,870
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 1/01/26 (Prerefunded 1/01/16)	1,250,000	1,306,750

		$13,563,790
Puerto Rico - 1.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$60,000	$60,003
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	5,000	5,392
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	30,000	30,732
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	65,000	67,592
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	15,000	15,660
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,471
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	5,000	5,001
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	15,331
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	20,000	20,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	$420,000	$400,092
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	45,000	45,077
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	30,000	29,795
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	15,000	13,860
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	50,000	47,648
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	60,000	56,143
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	100,000	86,654
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	40,000	33,004
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	55,000	44,096
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	45,000	35,804
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	25,000	19,685
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	80,000	103,854
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	820,000	1,064,508
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	450,000	321,075

		$2,531,696
Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$660,000	$790,706
Rhode Island Tobacco Settlement Authority, 6%, 6/01/23	170,000	170,712

		$961,418
South Carolina - 2.7%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	$455,000	$562,075
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	700,000	719,565
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	400,000	414,484
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	525,000	570,806
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	199,626	203,323
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	120,721	119,344
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	85,554	8,324
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	79,443	7,730
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	40,000	41,157
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	280,000	316,613
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	675,000	763,263

		$3,726,684
South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$235,000	$266,814
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	140,000	156,498

		$423,312
Tennessee - 4.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$105,000	$114,783
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	1,035,000	1,166,580
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,120,000	1,167,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	$1,085,000	$1,133,586
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	1,710,000	1,985,378
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	270,000	314,947
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	165,000	195,956
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	240,000	278,261

		$6,357,091
Texas - 13.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$305,000	$315,684
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	45,000	45,774
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	400,000	429,284
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	105,000	126,653
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	75,000	84,921
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	165,000	198,754
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	215,000	250,045
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	135,000	157,503
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	370,000	413,934
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	780,000	868,741
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	750,000	752,415
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	845,000	955,856
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	100,000	107,110
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	115,000	121,006
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	375,000	375,701
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	540,000	601,679
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	140,000	159,692
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	205,000	252,259
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	15,000	17,024
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,628
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	45,256
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	70,000	21,369
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/42	140,000	40,569
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/43	175,000	48,050
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/44	175,000	45,668
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/45	175,000	43,304
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	41,097
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	175,000	202,801
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	445,000	519,097
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	120,000	120,568
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	310,000	336,524
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	595,000	640,018
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	115,000	123,573
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	150,000	166,712
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	380,000	384,115
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	195,000	222,006
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	60,000	65,808
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	275,000	316,770
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	75,000	77,882
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	80,000	82,135
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	80,000	81,347
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	170,000	185,858
North Texas Tollway Authority Rev., 6%, 1/01/38	765,000	903,335
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,200,000	1,400,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	$660,000	$662,171
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34 (a)(d)	100,000	117,360
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44 (a)(d)	185,000	218,282
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49 (a)(d)	135,000	161,478
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	20,000	20,086
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 11/15/38 (a)(d)	723,000	433,786
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46 (a)(d)	147,000	88,197
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53 (a)(d)	13,000	7,800
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46 (a)(d)	26,000	15,599
San Jacinto, TX, Community College District, 5.125%, 2/15/38	430,000	476,965
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	550,000	606,452
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	415,000	458,832
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	770,000	763,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	63,854
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	36,854
Texas City, TX, Industrial Development Corp. Rev. (NRG Energy, Inc. Project), 4.125%, 12/01/45	220,000	216,443
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	150,000	165,990
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	170,000	211,837
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	135,000	164,939
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	195,000	229,704
Texas Transportation Commission, Central Texas Turnpike System Rev., “B”, 0%, 8/15/36	345,000	134,484
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/42	455,000	500,345
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	130,000	152,944
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	195,000	227,452

		$18,506,132
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$205,000	$234,819

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,651
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	90,000	90,796
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	16,704
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	170,000	173,470

		$292,621
Virginia - 1.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$410,000	$429,746
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	55,000	54,996
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	130,000	133,974
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	470,000	546,154
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	755,000	827,420
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 9/01/37	470,000	493,650

		$2,485,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - 6.0%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,395,000	$1,582,362
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,095,000	1,273,573
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	90,000	95,646
State of Washington, “R”, 5%, 7/01/22	2,350,000	2,850,785
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood), GNMA, 5%, 5/20/25	25,000	25,029
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	25,000	25,007
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	440,000	515,460
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,105,000	1,249,258
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	280,000	308,235
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	400,000	400,224

		$8,325,579
West Virginia - 0.1%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$125,000	$129,178

Wisconsin - 4.1%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$660,000	$770,435
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	200,000	227,838
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	60,000	67,292
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	725,000	898,725
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	490,000	621,849
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	935,000	969,464
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	110,000	113,410
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	100,000	104,429
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	95,000	100,086
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	75,000	80,117
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	75,000	75,851
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	140,000	154,444
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,325,000	1,463,131
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	75,000	79,220

		$5,726,291
Total Municipal Bonds		$210,500,398

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,324,494	$2,324,494
Total Investments		$212,824,892

Other Assets, Less Liabilities - 0.5%		769,886

ARPS, at liquidation value (Issued by the fund) - (2.8)%		(3,900,000)

VMTPS, at liquidation value (Issued by the fund) - (51.3)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$138,594,778

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,110,154, representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	10/17/01-1/14/02	$455,481	$455,308
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/28/15

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,025,813	June - 2015	$58,120
U.S. Treasury Bond 30 yr (Short)	USD	15	2,427,656	June - 2015	2,107

					$60,227

At February 28, 2015, the fund had cash collateral of $295,800 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$210,500,398	$—	$210,500,398
Mutual Funds	2,324,494	—	—	2,324,494
Total Investments	$2,324,494	$210,500,398	$—	$212,824,892

Other Financial Instruments
Futures Contracts	$60,227	$—	$—	$60,227

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$193,567,748
Gross unrealized appreciation	21,155,913
Gross unrealized depreciation	(1,898,769)
Net unrealized appreciation (depreciation)	$19,257,144

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,838,375	11,878,111	(11,391,992)	2,324,494

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$780	$2,324,494

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.